[RAINIER LOGO]

                                  ANNUAL REPORT

                      INCLUDES AUDITED FINANCIAL STATEMENTS

                                 MARCH 31, 2000




                     [LOGO] SMALL/MID CAP EQUITY PORTFOLIO

                          [LOGO] CORE EQUITY PORTFOLIO

                            [LOGO] BALANCE PORTFOLIO

                   [LOGO] INTERMEDIATE FIXED INCOME PORTFOLIO

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS .....................................................   2

COMMENTS FROM INVESTMENT ADVISOR ...........................................   3

PORTFOLIO INVESTMENT RETURNS
     SMALL/MID CAP EQUITY PORTFOLIO ........................................   4
     CORE EQUITY PORTFOLIO .................................................   5
     BALANCED PORTFOLIO ....................................................   6
     INTERMEDIATE FIXED INCOME PORTFOLIO ...................................   7

SCHEDULES OF INVESTMENTS
     SMALL/MID CAP EQUITY PORTFOLIO ........................................   8
     CORE EQUITY PORTFOLIO .................................................  11
     BALANCED PORTFOLIO ....................................................  14
     INTERMEDIATE FIXED INCOME PORTFOLIO ...................................  18

STATEMENTS OF ASSETS AND LIABILITIES .......................................  20

STATEMENTS OF OPERATIONS ...................................................  21

STATEMENTS OF CHANGES IN NET ASSETS ........................................  22

FINANCIAL HIGHLIGHTS .......................................................  24

NOTES TO FINANCIAL STATEMENTS ..............................................  28

INDEPENDENT AUDITORS' REPORT ...............................................  31

DIRECTORY OF FUNDS' SERVICE PROVIDERS ......................................  31

INDEX DESCRIPTIONS .........................................................  32


                                 [RAINIER LOGO]

                          601 Union Street, Suite 2801
                            Seattle, Washington 98101
                                 (800) 248-6314
                              www.rainierfunds.com


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. FOR MORE INFORMATION ON ANY FUND, INCLUDING CHARGES AND EXPENSES, VISIT OUR WEB SITE OR CALLTHE NUMBER ABOVE TO RECEIVE A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                             LETTER TO SHAREHOLDERS


     Dear Shareholders,

     As Chairman of Rainier Investment Management Mutual Funds and a fellow shareholder in the Funds, I'd like to express our appreciation for your valued investment in one of the four portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the "Annual Report,"contains audited financial statements for the fiscal year ending March 31, 2000. The audit of the financial statements was performed by KPMG LLP.

     As you review this Report, you will find commentary describing the equity and fixed-income capital markets for the year ending March 31, 2000. Also, you will see commentaries for each of the four Portfolios, which cover the last twelve months, followed by investment total returns. Finally, this Report contains financial statements detailing the expenses and holdings of the Portfolios.

     The tenacious U.S. Economic expansion, now the longest in history, and its nearly constant companion, the bull market, both continued unabated as we closed our March 31 fiscal year. Investment returns in all of the rainier funds were outstanding. The Small/Mid Cap Equity Portfolio returned over 45% for the year and the Core Equity Portfolio over 32%. The Core Equity outperformed the S&P 500 Stock Index by over 14 percent, a remarkable margin for a fully diversified portfolio. Our Balanced Portfolio, with approximately 60% in stock investments returned nearly 20%, one of its best showings ever.

     Both the Small/Mid Cap and Core Equity Portfolios were named to the "A" list in Business Week's Annual Guide to Mutual Funds. Only 121 equity funds earned "A"s for delivering the best risk-adjusted total returns over the past five years. Also, last summer the Core Equity Portfolio was featured in Money as one of "The World's Best Mutual Funds."

     To ensure that our research capabilities keep pace in a market environment where dozens of new companies have been created, particularly in the technology sector, we are adding additional investment professionals to our equity team. The new resources, coupled with our state of the art information and trading systems, will provide a firm foundation to the steady asset growth that we envision.

     Finally, all our back office operations are running smoothly, and the Web site that we installed this year at www.rainierfunds.Com has been a popular place to find fund information quickly.

     Thank you again for your investment in the Rainier Investment Management Mutual Funds.

                                      Sincerely,

                                      /s/ J. Glenn Haber

                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

     ABOUT THE ADVISOR: THE INVESTMENT ADVISOR TO THE FUNDS IS RAINIER INVESTMENT MANAGEMENT, INC.(R) (RIM) LOCATED IN SEATTLE,WASHINGTON. RIM IS ONE OF AMERICA'S LEADING INVESTMENT ADVISORY FIRMS, MANAGING $6.0 BILLION OF DISCRETIONARY ASSETS FOR PRIMARILY INSTITUTIONAL CLIENTS.

                                 EQUITY COMMENTS

     The twelve-month period ending March 31, 2000 witnessed excellent investment returns for most equity indices, and spectacular results for the NASDAQ Index. The explosive growth of internet-related technology, combined with the overnight large-cap status achieved by numerous companies fresh to the public markets, fueled an unprecedented wave of enthusiasm. As the first quarter of 2000 came to a close, however, signs that the euphoria had gone too far began to appear, and investors increasingly questioned the underlying value of their "new economy" investments.

     We are pleased to report that the Core Equity, Small/Mid Cap Equity and Balanced Portfolios performed well during this period. Although the high valuations of large sections of the equity markets presented us with a challenging environment, we were able to participate in numerous rewarding investments. Technology stocks were among the primary contributors to investment performance, but financial services and consumer cyclical issues also produced notable winners.

     While we remain enthusiastic about the improved efficiency and higher profitability that can result from investment in technology providers, we are concerned that investors are overestimating the growth potential of companies that hold great promise but are unproven in the marketplace and are not yet profitable. The valuation gap between unprofitable "new" and cash-generating "old" economy stocks seems excessive, and we anticipate further corrections for some high-flying growth companies in the months ahead. Conversely, we see opportunity in selective "old" economy issues that have only recently been re-embraced by investors after, in many cases, years of neglect.

James R. Margard, CFA; David A.Veterane, CFA;
Peter M. Musser, CFA; Mark H. Dawson, CFA

FIXED INCOME COMMENTS

     The major fixed-income indices returned low single-digit performance for the year ending March 31, 2000. The Federal Reserve raised overnight lending rates five separate times during the year, taking the Funds rate from 4 3/4 % to 6%. Inflation overall has remained low, although some individual components of the indicators have begun to build a minor upward trend. The domestic economy continues to be on fire with expansion entering its 108th month. Employment stands at historically high levels. Interest rates rose through-out the calendar year and then fell, as concern of a Y2K meltdown became a non-event. The U.S. Treasury announced a buy back plan for longer dated issues and began to implement the reverse auction in February, creating a perceived scarcity value in maturities of over ten years. With a current budget surplus, the paydowns of maturing debt and elimination of existing debt have created divergent market forces. Because the Fed has maintained a tightening bias, short intermediate interest rate levels were rising as long rates fell.

     Liquidity has become a more important factor in the credit markets. Volatility in equities has demanded a flight to a quality alternative and Treasury issues play that role. As a result, yield spread differentials to corporates have widened over the year. We continue to remain optimistic long-term that as the growth of the economy begins to slow the gradualist strategies currently in place will positively impact the bond market. The near certainty of further rate hikes will impact returns short-term but slightly higher interest rate levels and attractive spreads of corporate issues should provide good returns into the next year.

Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                                     [LOGO]
                         SMALL/MID CAP EQUITY PORTFOLIO

     OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to PROVIDE INVESTORS WITH MAXIMUM LONG-TERM CAPITAL APPRECIATION. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

     COMMENTARY: The Small/Mid Cap Equity Portfolio participated fully in the sharp rebound of small stocks in the year ending March 31, rising 45.4% compared to the 43.5% increase in the Russell 2500(TM) Index. Technology stocks were the big winners. Health care, producer durables and energy stocks also delivered strong returns. Check Point Software, Citrix Systems, Symantec and Vitesse Semiconductors were among the top performers in the technology group. Other names that performed exceptionally well included MedImmune, Teva Pharmaceutical, Symbol Technologies and Kansas City Southern. Following several years of small stocks lagging larger issues, it was certainly a relief to see a reversal in the fortunes of these shares. We anticipate further gains ahead, with the caveat that a meaningful slowdown in the rate of economic growth would disproportionately hurt small stocks. While this is not our forecast, we are keeping a watchful eye on Federal Reserve monetary policy, and continue to favor mid-cap stocks over small-cap shares.

SMALL/MID CAP EQUITY PORTFOLIO:

                              Small/Mid          Russell         Consumer
                             Cap Equity          2500(TM)          Price
                              Portfolio          Index             Index
                              ---------          -----             -----

     5/10/1994                $10,000            10,000           $10,000

     3/31/1995                 11,938            10,999            10,272

     3/31/1996                 16,520            14,279            10,563

     3/31/1997                 18,197            15,519            10,855

     3/31/1998                 28,138            22,015            11,004

     3/31/1999                 23,303            19,095            11,194

     3/31/2000                 33,879            27,392            11,608


TOTAL RETURNS                                                                        Inception
FOR PERIODS ENDING MARCH 31, 2000     6 Months    1 Year    3 Years*    5 Years*    to 3/31/00*
---------------------------------     --------    ------    --------    --------    -----------
Small/Mid Cap Equity Portfolio          36.8%      45.4%      21.4%       23.2%        23.0%
Russell 2500(TM) Index                  31.7       43.5       20.9        20.0         18.6
Russell Midcap(TM) Index                29.0       30.8       23.1        21.8         20.6
Russell 2000(R) Index                   26.8       37.3       17.8        17.2         15.9
Consumer Price Index                     1.9        3.7        2.3         2.5          2.6

                                    *ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 32 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SMALL-COMPANY INVESTING MAY INVOLVE GREATER RISKS AND VOLATILITY, AND THE VALUE OF SMALL-COMPANY STOCKS MAY BE ADVERSELY AFFECTED BY LESS-LIQUID MARKETS.

                                     [LOGO]
                              CORE EQUITY PORTFOLIO

     OBJECTIVE: The Core Equity Portfolio seeks to MAXIMIZE LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

     COMMENTARY: The Core Equity Portfolio performed well in the year ending March 31, rising 32.1% compared to the 17.9% increase in the Standard & Poor's 500 Stock Index. The largest contribution to returns came from phenomenal gains in the technology component of the Portfolio, although consumer cyclical, capital goods and financial services companies also posted solid results. Increases in technology issues such as Sun Microsystems, Nortel Networks, Nokia and Intel dwarfed the gains recorded by other issues, as global corporations rushed to invest in web-enabling infrastructure, networks and software. Non-technology stocks that performed well included General Electric, Bell Atlantic, Nextel Communications, Home Depot and Time Warner. We anticipate that our broadly diversified approach may be of benefit in the upcoming months, as money that has been concentrated in aggressive funds is reallocated to funds that offer exposure to other areas of the economy.

                        Core Equity       Standard & Poor's        Consumer
                         Portfolio         500 Stock Index        Price Index
                         ---------         ---------------        -----------

     5/10/1994            $10,000              $10,000              $10,000

     3/31/1995             11,787               11,495               10,272

     3/31/1996             16,341               15,190               10,563

     3/31/1997             19,263               18,186               10,855

     3/31/1998             28,826               26,915               11,004

     3/31/1999             31,318               31,881               11,194

     3/31/2000             41,358               37,602               11,608

TOTAL RETURNS                                                                        Inception
FOR PERIODS ENDING MARCH 31, 2000     6 Months    1 Year    3 Years*    5 Years*    to 3/31/00*
---------------------------------     --------    ------    --------    --------    -----------
Core Equity Portfolio                   29.6%      32.1%      29.0%       28.5%        27.2%
Standard & Poor's 500 Stock Index       17.5       17.9       27.4        26.8         25.2
Russell 1000(R) Index                   21.1       21.2       28.0        26.8         25.1
Consumer Price Index                     1.9        3.7        2.3         2.5          2.6

                                    *ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 32 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                     [LOGO]
                               BALANCED PORTFOLIO

     OBJECTIVE: The Balanced Portfolio seeks to PROVIDE INVESTORS WITH A BALANCE OF LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

     COMMENTARY: The Balanced Portfolio finished the year ending March 31 with a gain of 19.6%, nearly identical to its five-year annualized average of 19.4%, and well ahead of a representative balanced index. While these returns fell short of our two equity funds, they were achieved with a considerably lower level of risk, and still came in well above the long-term average for an all-stock portfolio. Results were achieved by maintaining an exposure of between 55% and 65% in stocks, with the remaining portion invested in high quality intermediate-term bonds and short-term investments. The equity component is virtually identical to the Core Equity Portfolio, and was therefore paced by large technology names such as Oracle, Seibel Systems and Texas Instruments. We continue to view this Portfolio as an excellent alternative for investors seeking meaningful exposure to the upside potential of the stock market, tempered by a high-income component to cushion the impact of market volatility.

                         Balanced          Balanced          Consumer
                         Portfolio          Index           Price Index
                         ---------          -----           -----------

     5/10/1994            $10,000          $10,000           $10,000

     3/31/1995             11,223           11,034            10,272

     3/31/1996             14,094           13,241            10,563

     3/31/1997             15,762           15,044            10,855

     3/31/1998             21,209           18,896            11,004

     3/31/1999             22,741           21,346            11,194

     3/31/2000             27,196           23,558            11,608

TOTAL RETURNS                                                                        Inception
FOR PERIODS ENDING MARCH 31, 2000     6 Months    1 Year    3 Years*    5 Years*    to 3/31/00*
---------------------------------     --------    ------    --------    --------    -----------
Balanced Portfolio                      18.1%      19.6%      19.9%       19.4%        18.5%
Balanced Index (50/40/10)                9.6       10.4       16.6        16.4         15.7
Standard & Poor's 500 Stock Index       17.5       17.9       27.4        26.8         25.2
Lehman Brothers Govt./Corp.
  Intermediate Bond Index                1.5        2.1        6.1         6.5          6.5
Consumer Price Index                     1.9        3.7        2.3         2.5          2.6

                                    *ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 32 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN.

                                     [LOGO]
                       INTERMEDIATE FIXED INCOME PORTFOLIO

     OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to PROVIDE INVESTORS WITH CURRENT INCOME. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

     COMMENTARY: The Intermediate Fixed Income Portfolio performed in line with the market indices for the year ending March 31. Interest rates rose between 25 and 160 basis points. The greatest movement occurred in the shorter maturities as the Federal Reserve raised the funds rate 125 basis points to 6%. The longest maturities held the bid due to the buy back of bonds by the U.S.Treasury. The Portfolio benefited from a strong representation of U.S. Treasuries as the market tended to place a premium upon liquidity. High quality short corporate issues with an emphasis on the finance sector offered incremental return at a lower risk. A slightly higher cash position going into the series of Federal Reserve rate hikes protected the Portfolio and will allow investment at higher coupon levels. While the markets may exhibit continued volatility near term, we expect that the current asset allocation and possible commitment in the future to slightly extended duration will provide good risk-adjusted returns.

                                                Lehman
                       Intermediate      Government/Corporate      Consumer
                       Fixed Income          Intermediate            Price
                         Portfolio            Bond Index             Index

     5/10/1994            $10,000               $10,000             $10,000

     3/31/1995             10,492                10,607              10,272

     3/31/1996             11,421                11,622              10,563

     3/31/1997             11,803                12,180              10,855

     3/31/1998             12,880                13,358              11,004

     3/31/1999             13,716                14,138              11,194

     3/31/2000             13,977                14,411              11,608

TOTAL RETURNS                                                                        Inception
FOR PERIODS ENDING MARCH 31, 2000     6 Months    1 Year    3 Years*    5 Years*    to 3/31/00*
---------------------------------     --------    ------    --------    --------    -----------
Intermediate Fixed Income Portfolio      1.4%       1.9%       5.8%        5.9%         5.8%
Lehman Brothers Govt./Corp.
  Intermediate Bond Index                1.5        2.1        6.1         6.5          6.5
91-Day Treasury Bill Index               2.6        5.0        5.0         5.2          5.2
Consumer Price Index                     1.9        3.7        2.3         2.5          2.6

                                    *ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 32 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN.

                             SCHEDULE OF INVESTMENTS

                                     [LOGO]
                         SMALL/MID CAP EQUITY PORTFOLIO

MARCH 31, 2000

COMMONSTOCKS
(98.66%)                                               SHARES         VALUE
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (3.95%)

AIR TRANSPORTATION (0.23%)
Expeditors International of Washington, Inc.            28,350    $    1,126,913
                                                                  --------------
AUTO PARTS/ORIGINAL EQUIPMENT (0.98%)
Arvin Industries, Inc.                                 201,875         4,567,422
                                                                  --------------
RAILROADS (0.68%)
Kansas City Southern Industries, Inc.                   36,825         3,164,648
                                                                  --------------
TRUCKERS (2.06%)
US Freightways Corp.                                   257,975         9,657,939
                                                                  --------------
TOTAL AUTOS AND TRANSPORTATION                                        18,516,922
                                                                  --------------
CONSUMER DISCRETIONARY (11.41%)

ADVERTISING AGENCIES (0.42%)
Interpublic Group of Companies, Inc.                    41,800         1,975,050
                                                                  --------------
CABLE TELEVISION SERVICES (0.30%)
Charter Communications, Inc.*                           98,250         1,407,738
                                                                  --------------
CONSUMER ELECTRONICS (0.72%)
Infospace.com*                                          23,200         3,374,150
                                                                  --------------
CONSUMER PRODUCTS (0.07%)
Jore Corp.*                                             49,050           331,088
                                                                  --------------
HOUSEHOLD EQUIPMENT AND PRODUCTS (0.59%)
Black & Decker Corp.                                    73,350         2,755,209
                                                                  --------------
HOUSEHOLD FURNISHINGS (1.51%)
Mohawk Industries, Inc.*                               316,293         7,077,056
                                                                  --------------
JEWELRY, WATCHES AND GEMSTONES (0.66%)
Tiffany & Co.                                           37,175         3,108,759
                                                                  --------------
PUBLISHING/MISCELLANEOUS (0.43%)
McGraw-Hill Companies, Inc.                             44,075         2,005,413
                                                                  --------------
RENTAL AND LEASING SERVICES (0.94%)
Dollar Thrifty Automotive Group, Inc.*                 255,500    $    4,391,406
                                                                  --------------
RESTAURANTS (0.93%)
CEC Entertainment, Inc.*                                    .5                14
Jack In The Box, Inc.*                                 203,575         4,338,692
                                                                  --------------
     Total Restaurants                                                 4,338,706
                                                                  --------------
RETAIL (4.27%)
Fastenal Co.                                           140,650         6,733,619
Family Dollar Stores, Inc.                             131,875         2,744,648
The Men's Wearhouse, Inc.*                             354,650        10,506,506
                                                                  --------------
     Total Retail                                                     19,984,773
                                                                  --------------
SERVICES/COMMERCIAL (0.57%)
Interim Services, Inc.*                                143,475         2,663,255
                                                                  --------------
TOTAL CONSUMER DISCRETIONARY                                          53,412,603
                                                                  --------------
CONSUMER STAPLES (3.39%)

BEVERAGES (2.03%)
Canandaigua Brands, Inc. Cl. A*                         72,650         3,705,150
Suiza Foods Corp.*                                     144,475         5,815,119
                                                                  --------------
     Total Beverages                                                   9,520,269
                                                                  --------------
FOODS (1.36%)
Earthgrains Co.                                         32,925           489,759
McCormick and Co., Inc.                                143,575         4,630,294
The Quaker Oats Co.                                     20,200         1,224,625
                                                                  --------------
     Total Foods                                                       6,344,678
                                                                  --------------
TOTAL CONSUMER STAPLES                                                15,864,947
                                                                  --------------
ENERGY (4.02%)

MACHINERY/OIL WELL EQUIPMENT AND SERVICES (0.93%)
Rowan Companies, Inc.*                                 147,225         4,333,936
                                                                  --------------
OIL/CRUDE PRODUCERS (3.09%)
Apache Corp.                                           291,300        14,492,175
                                                                  --------------
TOTAL ENERGY                                                          18,826,111
                                                                  --------------

See Accompanying Notes to Financial Statements.

FINANCIAL SERVICES (12.83%)

BANKS (3.98%)
City National Corp.                                    166,825    $    5,619,917
Compass Bancshares, Inc.                               244,175         4,868,239
Pacific Century Financial Corp.                         88,400         1,795,625
Zions Bancorporation                                   153,200         6,376,950
                                                                  --------------
     Total Banks                                                      18,660,731
                                                                  --------------
FINANCE COMPANIES (0.57%)
Capital One Financial Corp.*                            55,400         2,655,738
                                                                  --------------
FINANCIAL/MISCELLANEOUS (1.36%)
Nationwide Financial Services, Inc.                    218,075         6,378,694
                                                                  --------------
FINANCIAL/SMALL LOANS (1.04%)
SLM Holdings Corp.                                     145,600         4,850,300
                                                                  --------------
INSURANCE (0.67%)
Aon Corp.                                               96,850         3,123,413
                                                                  --------------
INVESTMENT MANAGEMENT COMPANIES (1.79%)
Affiliated Managers Group*                              53,300         2,531,750
SEI Investments Co.                                     51,425         5,833,523
                                                                  --------------
     Total Investment Management Companies                             8,365,273
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (0.94%)
Avalonbay Communities, Inc.                            120,250         4,404,156
                                                                  --------------
SAVINGS AND LOANS (1.69%)
Bank United Corp. Cl. A                                196,840         6,212,763
Dime Bancorp, Inc.                                      93,050         1,721,425
                                                                  --------------
     Total Savings and Loans                                           7,934,188
                                                                  --------------
SECURITIES BROKERAGES (0.79%)
Lehman Brothers Holdings*                               37,925         3,678,725
                                                                  --------------
TOTAL FINANCIAL SERVICES                                              60,051,218
                                                                  --------------
HEALTHCARE (9.67%)

BIOTECHNOLOGY RESEARCH (2.14%)
Corixa Corp.*                                          101,900         4,203,375
Invitrogen Corp.*                                       99,850         5,797,541
                                                                  --------------
     Total Biotechnology Research                                     10,000,916
                                                                  --------------
DRUGS AND PHARMACEUTICALS (5.78%)
Allergan                                               109,025         5,451,250
Forest Laboratories, Inc.*                              20,575         1,738,588
Medimmune, Inc.*                                        59,200        10,308,200
Teva Pharmaceuticals Industries ADR*                   255,750    $    9,542,672
                                                                  --------------
     Total Drugs and Pharmaceuticals                                  27,040,710
                                                                  --------------
MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES (1.75%)
Inamed Corp.*                                          165,950         8,214,525
                                                                  --------------
TOTAL HEALTHCARE                                                      45,256,151
                                                                  --------------
INTEGRATED OILS (5.04%)

OIL/INTEGRATED DOMESTIC (5.04%)
Amerada Hess Corp.                                     263,150        17,006,069
Coastal Corp.                                          100,250         4,611,500
USX-Marathon Group                                      75,950         1,979,447
                                                                  --------------
TOTAL INTEGRATED OILS                                                 23,597,016
                                                                  --------------
MATERIALS AND PROCESSING (4.01%)

CHEMICALS (0.03%)
OM Group, Inc.                                           3,350           152,425
                                                                  --------------
PAPER (3.98%)
Bowater, Inc.                                           51,600         2,754,150
The Mead Corp.                                         223,475         7,807,658
Willamette Industries, Inc.                            200,925         8,062,116
                                                                  --------------
     Total Paper                                                      18,623,924
                                                                  --------------
TOTAL MATERIALS AND PROCESSING                                        18,776,349
                                                                  --------------
PRODUCER DURABLES (10.86%)
DIVERSIFIED PRODUCTION (2.58%)
Dover Co.                                              252,525        12,089,634
                                                                  --------------
IDENTIFICATION CONTROL AND FILTER DEVICES (1.59%)
American Power Conversion Corp.*                       117,275         5,028,166
Parker Hanifin Corp.                                    59,000         2,437,433
                                                                  --------------
     Total Identification Control and Filter Devices                   7,465,599
                                                                  --------------
PRODUCTION TECHNOLOGY EQUIPMENT (5.94%)
Electroglas, Inc.*                                     160,500         5,497,125
Electro Scientific Industries, Inc.*                   231,700        13,438,600
Teradyne, Inc.*                                        108,200         8,899,450
                                                                  --------------
     Total Production Technology Equipment                            27,835,175
                                                                  --------------
TELECOMMUNICATIONS EQUIPMENT (0.75%)
C-Cor.net Corp.                                         71,475         3,502,275
                                                                  --------------
TOTAL PRODUCER DURABLES                                               50,892,683
                                                                  --------------

See Accompanying Notes to Financial Statements.

TECHNOLOGY (27.06%)

COMMUNICATIONS TECHNOLOGY (8.64%)
ADC Telecommunications, Inc.*                          102,875    $    5,542,391
Copper Mountain Networks, Inc.*                         77,625         6,360,398
F5 Networks, Inc.*                                      88,325         5,984,019
Go2Net, Inc.*                                          104,050         8,382,528
Panamsat Corp.*                                        107,900         5,293,844
RealNetworks, Inc.*                                     83,575         4,758,552
Visual Networks, Inc.*                                  72,325         4,104,444
                                                                  --------------
     Total Communications Technology                                  40,426,176
                                                                  --------------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (8.24%)
Check Point Software
Technologies, Inc.*                                     23,050         3,942,991
Great Plains Software, Inc.*                           165,050         8,809,544
Macromedia, Inc.*                                       60,650         5,477,453
Metasolv Software, Inc.*                                67,925         4,011,820
Onyx Software Corp.*                                   125,600         4,003,500
Peregrine Systems, Inc.*                                28,725         1,926,370
Symantec Corp.*                                        107,400         8,068,425
Zoran Corp.*                                            41,600         2,342,600
                                                                  --------------
     Total Computer Services, Software and Systems                    38,582,703
                                                                  --------------
COMPUTER TECHNOLOGY (2.06%)
Computer Sciences Corp.*                                60,775         4,808,822
Radisys Corp.*                                          80,775         4,856,597
                                                                  --------------
     Total Computer Technology                                         9,665,419
                                                                  --------------
ELECTRONICS/SEMI-CONDUCTORS (5.06%)
Celestica, Inc.*                                        62,425         3,312,427
LSI Logic Corp.*                                       200,400        14,554,050
SDL, Inc.*                                              27,400         5,832,775
                                                                  --------------
     Total Electronics/Semi-Conductors                                23,699,252
                                                                  --------------
ELECTRONIC SYSTEMS (3.06%)
Symbol Technologies, Inc.                              174,150        14,334,722
                                                                  --------------
TOTAL TECHNOLOGY                                                     126,708,272
                                                                  --------------
UTILITIES (6.42%)

UTILITIES/ELECTRICAL (2.51%)
PECO Energy Co.                                        236,975         8,738,453
Pinnacle West Capital Corp.                            107,700         3,035,794
                                                                  --------------
     Total Utilities/Electrical                                       11,774,247
                                                                  --------------
UTILITIES/TELECOMMUNICATIONS (3.91%)
Altigen Communications, Inc.*                           74,950    $      852,556
CenturyTel, Inc.                                       286,888        10,650,716
McLeodUSA, Inc.*                                        38,925         3,301,327
Price Communications Corp.*                             67,250         1,546,750
Telephone & Data, Inc.                                  17,450         1,936,950
                                                                  -------------
     Total Utilities/Telecommunications                               18,288,299
                                                                  --------------
TOTAL UTILITIES                                                       30,062,546
                                                                  --------------
TOTAL COMMON STOCKS (COST $395,943,232)                           $  461,964,818
                                                                  --------------

SHORT-TERM INVESTMENTS
(1.29%)                                             PAR VALUE         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** (1.29%)
American Family Financial Services
 5.77% 12-21-2000                                   $1,722,630    $    1,722,630
General Mills, Inc. 5.74% 12-03-2000                   317,456           317,456
Sara Lee Corp. 5.73% 01-22-2001                      3,287,000         3,287,000
Warner Lambert Co. 5.77% 05-19-2000                     99,414            99,414
Wisconsin Corp. Central Credit Union
 5.80% 01-02-2001                                      133,000           133,000
Wisconsin Electric Power Co.
 5.77% 01-02-2001                                      493,000           493,000
                                                                  --------------
TOTAL VARIABLE RATE DEMAND NOTES
(COST $6,052,500)                                                      6,052,500
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,052,500)                    $    6,052,500
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES (99.95%)
(COST $401,995,732)***                                            $  468,017,318
                                                                  --------------
OTHER ASSETS LESS LIABILITIES (0.05%)                             $      220,630
                                                                  --------------
NET ASSETS (100.00%)                                              $  468,237,948
                                                                  ==============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $403,522,805.

See Accompanying Notes to Financial Statements.

                                     [LOGO]
                              CORE EQUITY PORTFOLIO

MARCH 31, 2000

COMMON STOCKS
(98.20%)                                               SHARES         VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRY (2.99%)

METALS (1.01%)
Alcoa, Inc.                                            145,260    $   10,204,515
                                                                  --------------
PAPER AND FOREST PRODUCTS (1.98%)
Bowater, Inc.                                           68,050         3,632,169
The Mead Corp.                                         229,650         8,023,397
Weyerhaeuser Co.                                        82,450         4,699,650
Willamette Industries, Inc.                             88,700         3,559,088
                                                                  --------------
     Total Paper and Forest Products                                  19,914,304
                                                                  --------------
TOTAL BASIC INDUSTRY                                                  30,118,819
                                                                  --------------
CAPITAL GOODS (5.15%)

DIVERSIFIED/MANUFACTURING (1.26%)
Dover Co.                                              140,700         6,736,013
Tyco International, Ltd.                               118,325         5,901,459
                                                                  --------------
Total Diversified/Manufacturing                                       12,637,472
                                                                  --------------
ELECTRIC EQUIPMENT (3.89%)
General Electric Co.                                   252,075        39,118,889
                                                                  --------------
TOTAL CAPITAL GOODS                                                   51,756,361
                                                                  --------------
COMMUNICATION SERVICES (6.68%)

COMMUNICATIONS (4.93%)
ALLTEL Corp.                                           172,875        10,901,930
CenturyTel, Inc.                                       256,772         9,532,661
Nextel Communications, Inc. Cl. A*                      74,800        11,089,100
Qwest Communications International*                    156,300         7,580,550
US West, Inc.                                           40,925         2,972,178
Voicestream Wireless Corp.*                             58,300         7,509,769
                                                                  --------------
     Total Communications                                             49,586,188
                                                                  --------------
TELECOMMUNICATIONS (1.16%)
General Motors Corp. Cl. H*                             93,450        11,634,525
                                                                  --------------
TELEPHONE (0.59%)
McLeodUSA, Inc.*                                        69,725    $    5,913,552
                                                                  --------------
TOTAL COMMUNICATION SERVICES                                          67,134,265
                                                                  --------------
CONSUMER CYCLICAL (7.94%)

ADVERTISING (0.78%)
Interpublic Group Companies, Inc.                      164,450         7,770,263
                                                                  --------------
AUTOS AND AUTO PARTS (0.63%)
Ford Motor Co.                                         137,875         6,333,633
                                                                  --------------
CONSUMER CYCLICAL/MISCELLANEOUS (0.17%)
Mohawk Industries, Inc.*                                77,475         1,733,503
                                                                  --------------
HOUSEHOLD EQUIPMENT AND PRODUCTS (0.26%)
Black & Decker Corp.                                    70,100         2,633,131
                                                                  --------------
PUBLISHING (0.42%)
McGraw-Hill Companies, Inc.                             93,300         4,245,150
                                                                  --------------
RETAIL (5.68%)
Costco Wholesale Corp.*                                266,575        14,011,848
Home Depot Inc.                                        242,855        15,664,115
The Men's Wearhouse, Inc.*                             151,637         4,492,246
Staples, Inc.*                                          13,725           274,500
Target Corp.                                           214,400        16,026,400
Tiffany & Co.                                           79,625         6,658,641
                                                                  --------------
     Total Retail                                                     57,127,750
                                                                  --------------
TOTAL CONSUMER CYCLICAL                                               79,843,430
                                                                  --------------
CONSUMER STAPLES (9.93%)

DRUGS (1.74%)
Bristol-Myers Squibb Co.                               103,975         6,004,556
Merck & Co., Inc.                                      185,525        11,525,741
                                                                  --------------
Total Drugs                                                           17,530,297
                                                                  --------------
ENTERTAINMENT (3.18%)
Fox Entertainment Group, Inc. Cl. A*                   126,250         3,779,609
Time Warner, Inc.                                      178,400        17,840,000
USA Networks, Inc.*                                    210,300         4,744,894
The Walt Disney Co.                                    136,975         5,667,341
                                                                  --------------
Total Entertainment                                                   32,031,844
                                                                  --------------

See Accompanying Notes to Financial Statements.

FOODS/BEVERAGES (3.48%)

Anheuser-Busch Companies, Inc.                         197,500    $   12,294,375
Canandaigua Brands, Inc. Cl. A*                         65,775         3,354,525
Coca-Cola Co.                                          154,550         7,254,191
PepsiCo, Inc.                                          207,835         7,183,297
The Quaker Oats Co.                                     81,775         4,957,609
                                                                  --------------
     Total Foods/Beverages                                            35,043,997
                                                                  --------------
HOSPITAL SUPPLIES (1.25%)
Baxter International, Inc.                             200,725        12,582,948
                                                                  --------------
HOUSEHOLD PRODUCTS/COSMETICS (0.28%)
The Procter & Gamble Co.                                49,925         2,808,281
                                                                  --------------
TOTAL CONSUMER STAPLES                                                99,997,367
                                                                  --------------
ENERGY (5.93%)

OIL/CRUDE PRODUCERS (1.59%)
Apache Corp.                                           321,200        15,979,700
                                                                  --------------
OIL/INTEGRATED DOMESTIC (0.33%)
Amerada Hess Corp.                                      50,650         3,273,256
                                                                  --------------
OIL/INTEGRATED INTERNATIONAL (4.01%)
Chevron Corp.                                           73,050         6,752,559
Conoco, Inc. Cl. A                                     116,050         2,857,731
Conoco, Inc. Cl. B                                     314,407         8,056,679
Exxon Mobil Corp.                                      194,288        15,118,035
Texaco, Inc.                                           141,700         7,598,663
                                                                  --------------
     Total Oil/Integrated International                               40,383,667
                                                                  --------------
TOTAL ENERGY                                                          59,636,623
                                                                  --------------
FINANCIAL (12.44%)

BANKS (1.86%)

The Chase Manhattan Bank                               101,250         8,827,734
Fleet Boston Financial Group                           272,075         9,930,738
                                                                  --------------
     Total Banks                                                      18,758,472
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES (2.76%)
Citigroup, Inc.                                        343,825        20,393,120
Federal Home Loan Mortgage Corp.                       166,625         7,362,742
                                                                  --------------
     Total Diversified Financial Services                             27,755,862
                                                                  --------------
FINANCIAL SERVICES (4.33%)
American Express Co.                                    49,950         7,439,428
Kansas City Southern Industries, Inc.                  140,750        12,095,703
Marsh & McLennan Companies, Inc.                       217,499    $   23,992,858
                                                                  --------------
     Total Financial Services                                         43,527,989
                                                                  --------------
INSURANCE (1.27%)
American International Group, Inc.                     116,224        12,726,528
                                                                  --------------
INVESTMENT BANKING/BROKERAGE (2.22%)
Goldman Sachs Group, Inc.                               42,700         4,488,838
Morgan Stanley Dean Witter & Co.                       219,100        17,870,344
                                                                  --------------
     Total Investment Banking/Brokerage                               22,359,182
                                                                  --------------
TOTAL FINANCIAL                                                      125,128,033
                                                                  --------------
HEALTHCARE (5.00%)

BIOTECHNOLOGY (1.77%)
Amgen, Inc.*                                            93,000         5,707,875
Genetech, Inc.*                                         42,450         6,452,400
Medimmune, Inc.*                                        32,575         5,672,122
                                                                  --------------
     Total Biotechnology                                              17,832,397
                                                                  --------------
DRUGS (2.45%)
Johnson & Johnson Co.                                  123,525         8,654,470
Pharmacia & Upjohn, Inc.                               161,700         9,580,725
Teva Pharmaceuticals Industries ADR*                   171,125         6,385,102
                                                                  --------------
     Total Drugs                                                      24,620,297
                                                                  --------------
HEALTH CARE DIVERSIFIED (0.78%)
Allergan                                               157,825         7,891,250
                                                                  --------------
TOTAL HEALTHCARE                                                      50,343,944
                                                                  --------------
TECHNOLOGY (36.88%)

AEROSPACE (0.97%)
United Technologies Corp.                              154,025         9,732,455
                                                                  --------------
COMMUNICATION EQUIPMENT (0.24%)
JDS Uniphase Corp.*                                     20,350         2,453,447
                                                                  --------------
COMPUTER PERIPHERALS (1.59%)
EMC Corp.*                                             128,000        16,000,000
                                                                  --------------
COMPUTER SOFTWARE/SERVICES (12.44%)
Citrix Systems, Inc.*                                  127,400         8,440,250
Computer Sciences Corp.*                               137,800        10,903,425
Comverse Technology*                                    14,925         2,820,825
Exodus Communications, Inc.*                            56,825         7,983,913
Inktomi Corp.*                                          37,350         7,283,250

See Accompanying Notes to Financial Statements.

Microsoft Corp.*                                       403,735    $   42,896,844
Oracle Systems*                                        259,600        20,265,025
Peregrine Systems, Inc.*                               116,950         7,842,959
RealNetworks, Inc.*                                     73,675         4,194,870
Siebel Systems, Inc.*                                   89,250        10,659,797
Verisign, Inc.*                                         12,725         1,902,388
                                                                  --------------
     Total Computer Software/Services                                125,193,546
                                                                  --------------
COMPUTER SYSTEMS (3.75%)
Hewlett-Packard Co.                                     58,900         7,807,931
Sun Microsystems, Inc.*                                319,700        29,956,889
                                                                  --------------
     Total Computer Systems                                           37,764,820
                                                                  --------------
ELECTRONICS/SEMI-CONDUCTORS (5.78%)
Analog Devices, Inc.*                                   81,900         6,598,069
Intel Corp.                                            165,675        21,858,745
Texas Instruments, Inc.                                131,050        20,968,000
Vitesse Semiconductor Corp.*                            90,750         8,734,688
                                                                  --------------
     Total Electronics/Semi-Conductors                                58,159,502
                                                                  --------------
ELECTRONIC SYSTEMS (1.25%)
Symbol Technologies, Inc.                              152,737        12,572,164
                                                                  --------------
NETWORKING/COMMUNICATIONS EQUIPMENT (9.96%)
Cisco Systems, Inc.*                                   593,348        45,931,202
Copper Mountain Networks, Inc.*                         76,150         6,239,541
Nokia Corp. Cl. A, ADR                                  97,600        21,203,600
Nortel Networks Corp.                                  212,655        26,794,530
                                                                  --------------
     Total Networking/Communications Equipment                       100,168,873
                                                                  --------------
PRODUCT TECHNOLOGY EQUIPMENT (0.90%)
Teradyne, Inc.*                                        109,825         9,033,106
                                                                  --------------
TOTAL TECHNOLOGY                                                     371,077,913
                                                                  --------------
TRANSPORTATION (0.84%)

AIRLINES/AIR FREIGHT (0.84%)
Expeditors International of Washington, Inc.            60,800         2,416,800
Southwest Airlines Co.                                 290,677         6,049,715
                                                                  --------------
TOTAL TRANSPORTATION                                                   8,466,515
                                                                  --------------
UTILITIES (4.42%)

COMMUNICATIONS (2.81%)
Bell Atlantic Corp.                                    164,009        10,025,050
MCI Worldcom, Inc.*                                    401,662        18,200,308
                                                                  --------------
     Total Communications                                             28,225,358
                                                                  --------------
ELECTRIC/NATURAL GAS (1.61%)
AES Corp.*                                             141,025    $   11,105,718
Duke Energy Corp.                                       97,750         5,131,875
                                                                  --------------
     Total Electric/Natural Gas                                       16,237,593
                                                                  --------------
TOTAL UTILITIES                                                       44,462,951
                                                                  --------------
TOTAL COMMON STOCKS (COST $659,277,228)                           $  987,966,221
                                                                  --------------

SHORT-TERM INVESTMENTS
(1.46%)                                             PAR VALUE         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** (1.46%)
American Family Financial Services
 5.77% 12-21-2000                                   $7,586,646    $    7,586,646
Sara Lee Corp. 5.73% 01-22-2001                        526,085           526,085
Warner-Lambert Co. 5.77% 05-19-2000                  3,033,844         3,033,844
Wisconsin Corp. Central Credit Union
 5.80% 01-02-2001                                    1,539,000         1,539,000
Wisconsin Electric Power Co.
 5.77% 01-02-2001                                    2,032,581         2,032,581
                                                                  --------------
TOTAL VARIABLE RATE DEMAND NOTES
(COST $14,718,156)                                                    14,718,156
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,718,156)                   $   14,718,156
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES (99.66%)
(COST $673,995,384)***                                            $1,002,684,377
                                                                  --------------
OTHER ASSETS LESS LIABILITIES (0.34%)                             $    3,363,809
                                                                  --------------
NET ASSETS (100.00%)                                              $1,006,048,186
                                                                  ==============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $675,339,934.

See Accompanying Notes to Financial Statements.

                                     [LOGO]
                               BALANCED PORTFOLIO

MARCH 31, 2000

LONG-TERM DEBT SECURITIES
(27.75%)                                            PAR VALUE         VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (17.59%)

FINANCE (16.03%)
AUTOMOBILE (1.26%)
Ford Motor Credit Co. 6.125% 04-28-2003            $   190,000    $      183,127
GMAC 5.500% 12-15-2001                                 500,000           483,883
 5.750% 11-10-2003                                   1,000,000           945,977
                                                                  --------------
          Total Automobile                                             1,612,987
                                                                  --------------
BANKS (2.37%)
Bank of America Corp. 6.625% 06-15-2004                800,000           777,840
Citicorp 7.125% 06-01-2003                           1,000,000           988,442
NationsBank Corp. 6.125% 07-15-2004                  1,350,000         1,282,256
                                                                  --------------
          Total Banks                                                  3,048,538
                                                                  --------------
CONSUMER (2.51%)
Avco Financial Services 6.000% 08-15-2002              800,000           776,396
Beneficial Corp. 6.350% 12-03-2001                     850,000           837,716
Sears Roebuck & Co. 6.670% 07-07-2003                1,000,000           968,732
Sears Roebuck Acceptance Corp.
Medium-Term Note 7.110% 06-19-2001                     650,000           646,953
                                                                  --------------
          Total Consumer                                               3,229,797
                                                                  --------------
DIVERSIFIED (2.56%)
Associates Corp. of North America
 6.000% 06-15-2000                                      25,000            24,951
 7.500% 04-15-2002                                     100,000            99,972
 5.750% 11-01-2003                                   1,000,000           947,465
Associates Corp. of North America
Medium-Term Note 6.840% 07-03-2001                 $   850,000    $      847,079
Commercial Credit Corp. 6.875% 05-01-2002              200,000           197,976
 6.500% 06-01-2005                                   1,150,000         1,102,768
General Electric Capital 6.660% 05-01-2018              75,000            74,978
                                                                  --------------
          Total Diversified                                            3,295,189
                                                                  --------------
INSURANCE (2.47%)
Hartford Life Inc. 6.900% 06-15-2004                 1,000,000           976,306
Reliastar Financial Corp. 6.500% 11-15-2008          1,600,000         1,459,979
Travelers Property & Casualty Corp.
 6.750% 04-15-2001                                     750,000           745,252
                                                                  --------------
          Total Insurance                                              3,181,537
                                                                  --------------
LEASING COMPANIES (0.73%)
International Lease Finance 6.250% 10-15-2000          500,000           497,760
International Lease Finance
Medium-Term Note 6.340% 02-01-2002                     450,000           442,716
                                                                  --------------
          Total Leasing Companies                                        940,476
                                                                  --------------
OTHER FINANCE (4.13%)
Dean Witter Discovry and Co. 6.750% 08-15-2000         300,000           299,696
Goldman Sachs Group 6.650% 05-15-2009                2,000,000         1,856,488
Merrill Lynch 7.375% 08-17-2002                         30,000            29,935
 6.000% 02-12-2003                                     500,000           481,876
 5.880% 01-15-2004                                     700,000           661,800
Morgan Stanley Group 6.125% 10-01-2003                 215,000           206,665
Morgan Stanley Group Medium-Term Note
 5.750% 02-15-2001                                     500,000           494,337
Salomon Smith Barney Holdings, Inc.
 6.625% 07-01-2002                                   1,300,000         1,277,795
                                                                  --------------
          Total Other Finance                                          5,308,592
                                                                  --------------
TOTAL FINANCE                                                         20,617,116
                                                                  --------------

See Accompanying Notes to Financial Statements.

INDUSTRIAL (1.56%)

ENERGY AND RELATED GOODS AND SERVICES (0.31%)
Texaco Capital Medium-Term Note
 7.250% 08-01-2002                                   $ 400,000    $      398,263
                                                                  --------------
MEDICAL AND RELATED GOODS AND SERVICES (0.15%)
SmithKline Beecham PLC Corp.
Medium-Term Note 6.625% 10-01-2005                     200,000           193,582
                                                                  --------------
TELEPHONE (1.10%)
AT&T Corp. 5.625% 03-15-2004                         1,500,000         1,413,772
                                                                  --------------
TOTAL INDUSTRIAL                                                       2,005,617
                                                                  --------------
TOTAL CORPORATE BONDS                                                 22,622,733
                                                                  --------------
U.S. TREASURY NOTES (9.38%)
 6.750% 04-30-2000                                   1,000,000         1,001,250
 5.750% 10-31-2000                                     700,000           698,032
 7.750% 02-15-2001                                     970,000           981,519
 7.500% 11-15-2001                                     400,000           406,125
 6.375% 08-15-2002                                   2,500,000         2,493,750
 6.250% 02-15-2003                                     425,000           422,875
 5.750% 08-15-2003                                     700,000           686,657
 7.000% 07-15-2006                                   2,750,000         2,846,250
 6.500% 10-15-2006                                   2,500,000         2,525,783
                                                                  --------------
TOTAL U.S. TREASURY NOTES                                             12,062,241
                                                                  --------------
FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (0.78%)
Hydro Quebec 7.375% 02-01-2003                         350,000           349,727
Ontario Global Bond 7.375% 01-27-2003                  650,000           652,358
                                                                  --------------
TOTAL FOREIGN BONDS                                                    1,002,085
                                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES (COST $36,821,991)                $   35,687,059
                                                                  --------------

COMMON STOCKS
(62.17%)                                               SHARES         VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRY (1.90%)

METALS (0.65%)
Alcoa, Inc.                                             11,925    $      837,731
                                                                  --------------
PAPER AND FOREST PRODUCTS (1.25%)
Bowater, Inc.                                            5,625           300,234
The Mead Corp.                                          15,000           524,063
Weyerhaeuser Co.                                         6,950           396,150
Willamette Industries, Inc.                              9,775           392,222
                                                                  --------------
     Total Paper and Forest Products                                   1,612,669
                                                                  --------------
TOTAL BASIC INDUSTRY                                                   2,450,400
                                                                  --------------
CAPITAL GOODS (2.85%)

DIVERSIFIED/MANUFACTURING (0.95%)
Dover Co.                                               14,925           714,534
Tyco International, Ltd.                                10,150           506,231
                                                                  --------------
     Total Diversified/Manufacturing                                   1,220,765
                                                                  --------------
MULTI-SECTOR COMPANIES (1.90%)
General Electric Co.                                    15,725         2,440,323
                                                                  --------------
TOTAL CAPITAL GOODS                                                    3,661,088
                                                                  --------------
COMMUNICATION SERVICES (4.29%)

COMMUNICATIONS (3.17%)
ALLTEL Corp.                                            16,200         1,021,613
CenturyTel, Inc.                                        19,162           711,389
Nextel Communications, Inc. Cl. A*                       6,000           889,500
Qwest Communications International*                     12,650           613,525
US West Inc.                                             3,425           248,740
Voicestream Wireless Corp.*                              4,650           598,978
                                                                  --------------
     Total Communications                                              4,083,745
                                                                  --------------
TELECOMMUNICATIONS (0.75%)
General Motors Corp. Cl. H*                              7,700           958,650
                                                                  --------------
TELEPHONE (0.37%)
McLeodUSA, Inc.*                                         5,625           477,070
                                                                  --------------
TOTAL COMMUNICATION SERVICES                                           5,519,465
                                                                  --------------
CONSUMER CYCLICAL (5.23%)

ADVERTISING (0.49%)
Interpublic Group Companies, Inc.                       13,250           626,063
                                                                  --------------

See Accompanying Notes to Financial Statements.

AUTOS AND AUTO PARTS (0.38%)
Ford Motor Co.                                          10,750    $      493,828
                                                                  --------------
CONSUMER CYCLICAL/MISCELLANEOUS (0.11%)
Mohawk Industries, Inc.*                                 6,500           145,438
                                                                  --------------
HOUSEHOLD EQUIPMENT AND PRODUCTS (0.27%)
The Black & Decker Corp.                                 9,275           348,392
                                                                  --------------
PUBLISHING (0.29%)
McGraw-Hill Companies, Inc.                              8,100           368,550
                                                                  --------------
RETAIL (3.69%)
Costco Wholesale Corp.*                                 22,050         1,159,003
Home Depot, Inc.                                        20,125         1,298,030
The Men's Wearhouse, Inc.*                              17,975           532,509
Staples, Inc.*                                           6,575           131,500
Target Corp.                                            16,825         1,257,669
Tiffany & Co.                                            4,425           370,041
                                                                  --------------
     Total Retail                                                      4,748,752
                                                                  --------------
TOTAL CONSUMER CYCLICAL                                                6,731,023
                                                                  --------------
CONSUMER STAPLES (6.46%)

DRUGS (1.15%)
Bristol-Myers Squibb Co.                                 8,250           476,438
Merck & Co., Inc.                                       16,150         1,003,319
                                                                  --------------
     Total Drugs                                                       1,479,757
                                                                  --------------
ENTERTAINMENT (1.99%)
Fox Entertainment Group, Inc. Cl. A*                     9,700           290,394
Time Warner, Inc.                                       14,075         1,407,500
USA Networks, Inc.*                                     17,050           384,691
The Walt Disney Co.                                     11,475           474,778
                                                                  --------------
     Total Entertainment                                               2,557,363
                                                                  --------------
FOODS/BEVERAGES (2.27%)
Anheuser-Busch Companies, Inc.                          15,125           941,531
Canandaigua Brands Inc. Cl. A*                           5,900           300,900
Coca-Cola Co.                                           13,100           614,881
PepsiCo, Inc.                                           17,925           619,533
The Quaker Oats Co.                                      7,325           444,078
                                                                  --------------
     Total Foods/Beverages                                             2,920,923
                                                                  --------------
HOSPITAL SUPPLIES (0.83%)
Baxter International, Inc.                              16,975         1,064,120
                                                                  --------------
HOUSEHOLD PRODUCTS/COSMETICS (0.22%)
The Procter & Gamble Co.                                 5,000           281,250
                                                                  --------------
TOTAL CONSUMER STAPLES                                                 8,303,413
                                                                  --------------
ENERGY (4.22%)

OIL/CRUDE PRODUCERS (1.13%)
Apache Corp.                                            29,300    $    1,457,675
                                                                  --------------
OIL/INTEGRATED DOMESTIC (0.20%)
Amerada Hess Corp.                                       3,925           253,653
                                                                  --------------
OIL/INTEGRATED INTERNATIONAL (2.89%)
Chevron Corp.                                            6,100           563,869
Conoco, Inc. Cl. A                                      15,175           373,684
Conoco, Inc. Cl. B                                      23,772           609,158
Exxon Mobil Corp.                                       16,979         1,321,178
Texaco, Inc.                                            15,700           841,913
     Total Oil/Integrated International                                3,709,802
                                                                  --------------
TOTAL ENERGY                                                           5,421,130
                                                                  --------------
FINANCIAL (7.87%)

BANKS (1.23%)
The Chase Manhattan Bank                                 8,075           704,039
Fleet Boston Financial Group                            24,025           876,913
                                                                  --------------
Total Banks                                                            1,580,952
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES (1.73%)
Citigroup, Inc.                                         28,112         1,667,393
Federal Home Loan Mortgage Corp.                        12,700           561,181
                                                                  --------------
     Total Diversified Financial Services                              2,228,574
                                                                  --------------
FINANCIAL SERVICES (2.75%)
American Express Co.                                     4,000           595,750
Kansas City Southern Industries, Inc.                   11,725         1,007,617
Marsh & McLennan Companies, Inc.                        17,512         1,931,793
                                                                  --------------
Total Financial Services                                               3,535,160
                                                                  --------------
INSURANCE (0.76%)
American International Group, Inc.                       8,980           983,310
                                                                  --------------
INVESTMENT BANKING/BROKERAGE (1.40%)
Goldman Sachs Group, Inc.                                3,450           362,681
Morgan Stanley Dean Witter & Co.                        17,600         1,435,500
                                                                  --------------
     Total Investment Banking/Brokerage                                1,798,181
                                                                  --------------
TOTAL FINANCIAL                                                       10,126,177
                                                                  --------------

See Accompanying Notes to Financial Statements.

HEALTHCARE (3.16%)

BIOTECHNOLOGY (0.94%)
Amgen, Inc.*                                             7,500    $      460,313
Genentech, Inc.*                                         2,950           448,400
Medimmune, Inc.*                                         1,700           296,013
                                                                  --------------
     Total Biotechnology                                               1,204,726
                                                                  --------------
DRUGS (1.67%)
Johnson & Johnson Co.                                   13,350           935,334
Pharmacia & Upjohn, Inc.                                12,800           758,400
Teva Pharmaceutical Industries ADR*                     12,350           460,809
                                                                  --------------
     Total Drugs                                                       2,154,543
                                                                  --------------
HEALTH CARE DIVERSIFIED (0.55%)
Allergan                                                14,200           710,000
                                                                  --------------
TOTAL HEALTHCARE                                                       4,069,269
                                                                  --------------
TECHNOLOGY (22.83%)

AEROSPACE (0.69%)
United Technologies Corp.                               14,050           887,784
                                                                  --------------
COMMUNICATIONS EQUIPMENT (0.16%)
JDS Uniphase Corp.*                                      1,650           198,928
                                                                  --------------
COMPUTER PERIPHERALS (0.98%)
EMC Corp.*                                              10,050         1,256,250
                                                                  --------------
COMPUTER SOFTWARE/SERVICES (7.48%)
Citrix Systems, Inc.*                                   10,350           685,688
Computer Sciences Corp.*                                11,250           890,156
Comverse Technology*                                     1,200           226,800
Exodus Communications, Inc.*                             4,525           635,763
Inktomi Corp.*                                             450            87,750
Microsoft Corp.*                                        31,225         3,317,656
Oracle Systems*                                         20,700         1,615,894
Peregrine Systems, Inc.*                                 9,200           616,975
RealNetworks, Inc.*                                      9,225           525,248
Siebel Systems, Inc.*                                    7,275           868,908
Verisign, Inc.*                                          1,025           153,238
                                                                  --------------
     Total Computer Software/Services                                  9,624,076
                                                                  --------------
COMPUTER SYSTEMS (2.39%)
Hewlett-Packard Co.                                      4,900           649,556
Sun Microsystems, Inc.*                                 25,875         2,424,568
                                                                  --------------
     Total Computer Systems                                            3,074,124
                                                                  --------------
ELECTRONIC SYSTEMS (0.84%)
Symbol Technologies, Inc.                               13,175    $    1,084,467
                                                                  --------------
ELECTRONICS/SEMI-CONDUCTORS (3.58%)
Analog Devices, Inc.*                                    5,700           459,206
Intel Corp.                                             13,175         1,738,277
Texas Instruments, Inc.                                 10,550         1,688,000
Vitesse Semiconductor Corp.*                             7,475           719,469
                                                                  --------------
Total Electronics/Semi-Conductors                                      4,604,952
                                                                  --------------
NETWORKING/COMMUNICATIONS EQUIPMENT (6.07%)
Cisco Systems Inc.*                                     46,296         3,579,260
Copper Mountain Networks, Inc.*                          6,350           520,303
Nokia Corp. Cl. A, ADR                                   7,650         1,661,963
Nortel Networks Corp.                                   16,250         2,047,500
                                                                  --------------
     Total Networking/Communications Equipment                         7,809,026
                                                                  --------------
PRODUCTION TECHNOLOGY EQUIPMENT (0.64%)
Teradyne, Inc.*                                         10,000           822,500
                                                                  --------------
TOTAL TECHNOLOGY                                                      29,362,107
                                                                  --------------
TRANSPORTATION (0.63%)

AIRLINES/AIR FREIGHT (0.63%)
Expeditors International of Washington, Inc.             8,600           341,850
Southwest Airlines Co.                                  22,250           463,078
                                                                  --------------
TOTAL TRANSPORTATION                                                     804,928
                                                                  --------------
UTILITIES (2.73%)

COMMUNICATIONS (1.71%)
Bell Atlantic Corp.                                     12,996           794,381
MCI Worldcom Inc.                                       30,900         1,400,154
                                                                  --------------
     Total Communications                                              2,194,535
                                                                  --------------
ELECTRIC/NATURAL GAS (1.02%)
AES Corp.                                               11,475           903,656
Duke Energy Co.                                          7,925           416,063
                                                                  --------------
     Total Electric/Natural Gas                                        1,319,719
                                                                  --------------
TOTAL UTILITIES                                                        3,514,254
                                                                  --------------
TOTAL COMMON STOCKS (COST $55,995,966)                            $   79,963,254
                                                                  --------------

See Accompanying Notes to Financial Statements.

SHORT-TERM INVESTMENTS
(9.84%)                                             PAR VALUE         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES ** (9.84%)
American Family Financial Services
 5.77% 12-21-2000                                  $ 2,946,103    $    2,946,103
General Mills, Inc. 5.74% 12-03-2000                 1,406,885         1,406,885
Sara Lee Corp. 5.73% 01-22-2001                      3,123,907         3,123,907
Warner Lambert Co. 5.77% 05-19-2000                  1,431,165         1,431,165
Wisconsin Corp. Central Credit Union
 5.80% 01-02-2001                                    2,498,504         2,498,504
Wisconsin Electric Power Co.
 5.77% 01-02-2001                                    1,247,896         1,247,896
                                                                  --------------
TOTAL VARIABLE RATE DEMAND NOTES
(COST $12,654,460)                                                    12,654,460
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $12,654,460)                   $   12,654,460
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES (99.76%)
(COST $105,472,417)***                                            $  128,304,773
                                                                  --------------
OTHER ASSETS LESS LIABILITIES (0.24%)                             $      307,208
                                                                  --------------
NET ASSETS (100.00%)                                              $  128,611,981
                                                                  ==============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $105,548,320.


                                     [LOGO]
                       INTERMEDIATE FIXED INCOME PORTFOLIO

MARCH 31, 2000

LONG-TERM DEBT SECURITIES
(81.64%)                                            PAR VALUE         VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (32.76%)

FINANCE (29.20%)

AUTOMOBILE (2.52%)
Ford Motor Credit Co. 6.125% 04-28-2003             $  125,000    $      120,478
GMAC Medium-Term Note 6.500% 12-06-2004                500,000           480,095
                                                                  --------------
          Total Automobile                                               600,573
                                                                  --------------
BANKS (3.26%)
Banc One Corp. 7.375% 12-01-2002                       780,000           776,406
                                                                  --------------
CONSUMER (6.10%)
Beneficial Corp. Medium-Term Note
 6.510% 12-03-2003                                     500,000           485,073
Sears Roebuck & Co. 6.670% 07-07-2003               $1,000,000    $      968,732
                                                                  --------------
          Total Consumer                                               1,453,805
                                                                  --------------
DIVERSIFIED (4.04%)
Associates Corp. of North America
Medium-Term Note 6.840% 07-03-2001                     350,000           348,797
Commercial Credit TRV 6.500% 06-01-2005                400,000           383,572
General Electric Capital 6.660% 05-01-2018             230,000           229,932
                                                                  --------------
          Total Diversified                                              962,301
                                                                  --------------
INVESTMENT BANKING/BROKERAGE (12.45%)
Goldman Sachs Group 6.650% 05-15-2009                  600,000           556,946
Merrill Lynch 5.880% 01-15-2004                        475,000           449,078

See Accompanying Notes to Financial Statements.

Morgan Stanley Dean Witter 6.125% 10-01-2003      $    200,000      $    192,246
 6.375% 12-05-2003                                     175,000           169,266
 5.625% 01-20-2004                                     500,000           470,467
Salomon Smith Barney Holdings 6.625% 07-01-2002      1,150,000         1,130,357
                                                                  --------------
          Total Investment Banking/Brokerage                           2,968,360
                                                                  --------------
LEASING COMPANIES (0.83%)
International Lease Finance 6.250% 10-15-2000          200,000           199,104
                                                                  --------------
TOTAL FINANCE                                                          6,960,549
                                                                  --------------
INDUSTRIAL (3.56%)

TELEPHONE (3.56%)
AT&T Corp. 5.625% 03-15-2004                           900,000           848,266
                                                                  --------------
TOTAL INDUSTRIAL                                                         848,266
                                                                  --------------
TOTAL CORPORATE BONDS                                                  7,808,815
                                                                  --------------
U.S. TREASURY NOTES (46.82%)
 7.750% 02-15-2001                                      50,000            50,594
 7.500% 11-15-2001                                     600,000           609,188
 6.625% 03-31-2002                                   1,000,000         1,001,875
 6.375% 08-15-2002                                   1,300,000         1,296,750
 6.250% 02-15-2003                                      75,000            74,625
 5.750% 08-15-2003                                   1,500,000         1,471,407
 7.250% 05-15-2004                                   1,000,000         1,031,250
 7.000% 07-15-2006                                   2,400,000         2,484,000
 6.500% 10-15-2006                                   2,100,000         2,121,657
 6.625% 05-15-2007                                   1,000,000         1,019,688
                                                                  --------------
TOTAL U.S. TREASURY NOTES                                             11,161,034
                                                                  --------------
FOREIGN BONDS (U.S.DOLLAR DENOMINATED) (2.06%)
Hydro Quebec 7.375% 02-01-2003                         200,000           199,844
Ontario Global Bond 7.375% 01-27-2003                  290,000           291,052
                                                                  --------------
TOTAL FOREIGN BONDS                                                      490,896
                                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES
(COST $20,088,623)                                                $   19,460,745
                                                                  --------------

SHORT-TERM INVESTMENTS
(17.33%)                                            PAR VALUE         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES ** (17.33%)
American Family Financial Services
 5.77% 12-21-2000                                  $   907,904    $      907,904
General Mills, Inc. 5.74% 12-03-2000                   907,863           907,863
Sara Lee Corp. 5.73% 01-22-2001                        276,773           276,773
Warner Lambert Co. 5.77% 05-19-2000                    276,415           276,415
Wisconsin Corp. Central Credit Union
 5.80% 01-02-2001                                      854,278           854,278
Wisconsin Electric Power Co.
 5.77% 01-02-2001                                      906,723           906,723
                                                                  --------------
TOTAL VARIABLE RATE DEMAND NOTES
(COST $4,129,956)                                                      4,129,956
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,129,956)                    $    4,129,956
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES (98.97%)
(COST $24,218,579)***                                             $   23,590,701
                                                                  --------------
OTHER ASSETS LESS LIABILITIES (1.03%)                             $      245,687
                                                                  --------------
NET ASSETS (100.00%)                                              $   23,836,388
                                                                  ==============

** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $24,218,579.

See Accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 2000

                                               Small/Mid                                          Intermediate
                                              Cap Equity       Core Equity        Balanced        Fixed Income
                                               Portfolio        Portfolio        Portfolio         Portfolio
                                             --------------   --------------   --------------    --------------
ASSETS
Investments in securities
at market value (Note 2)
(cost of $401,995,732, $673,995,384,
$105,472,417 and $24,218,579 respectively)   $  468,017,318   $1,002,684,377   $  128,304,773    $   23,590,701
Cash                                                     --            6,763              518                --
Receivables
  Investment securities sold                     15,216,986        3,969,029          243,762                --
  Dividends and interest                            310,377          594,311          804,655           381,053
  Fund shares sold                                  118,884          835,095           13,259                --
Prepaid expenses                                         --           33,493           19,383             4,901
                                             --------------   --------------   --------------    --------------
    Total assets                                483,663,565    1,008,123,068      129,386,350        23,976,655
                                             --------------   --------------   --------------    --------------
LIABILITIES
Payables
  Payables for investment
  securities purchased                           14,690,228          770,997               --                --
  Fund shares redeemed                              236,012          344,472           63,068                --
  Distributions to shareholders                          --               --          568,373           102,390
  Due to Investment Advisor (Note 3)                335,944          623,828           61,434            19,192
  Due under Distribution Plan (Note 3)               98,807          207,943           26,850             1,829
Accrued expenses                                     55,603          112,604           51,636            13,848
Deferred trustees compensation (Note 5)               9,023           15,038            3,008             3,008
                                             --------------   --------------   --------------    --------------
    Total liabilities                            15,425,617        2,074,882          774,369           140,267
                                             --------------   --------------   --------------    --------------
NET ASSETS                                   $  468,237,948   $1,006,048,186   $  128,611,981    $   23,836,388
                                             ==============   ==============   ==============    ==============
COMPOSITION OF NET ASSETS
  Paid-in capital                            $  346,153,411   $  642,334,452   $  103,462,138    $   24,462,042
  Accumulated undistributed net
  investment income (loss)                           11,470              302             (512)            2,791
  Accumulated undistributed net
  realized gain on investments                   56,051,481       32,024,439        2,317,999              (567)
  Net unrealized appreciation
  (depreciation) on investments                  66,021,586      328,688,993       22,832,356          (627,878)
                                             --------------   --------------   --------------    --------------
Net assets                                   $  468,237,948   $1,006,048,186   $  128,611,981    $   23,836,388
                                             ==============   ==============   ==============    ==============
Number of shares issued and outstanding
(unlimited shares authorized) no par value       16,259,565       31,879,690        6,839,632         2,015,552
                                             ==============   ==============   ==============    ==============
Net asset value per share                    $        28.80   $        31.56   $        18.80    $        11.83
                                             ==============   ==============   ==============    ==============

See Accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS


RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR THE FISCAL YEAR ENDING MARCH 31, 2000

                                                  Small/Mid          Core                          Intermediate
                                                  Cap Equity        Equity          Balanced       Fixed Income
                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                -------------    -------------    -------------    -------------
INVESTMENT INCOME
INCOME
  Dividend income                               $   3,922,994    $   8,304,742    $     598,505    $          --
  Interest income                                     309,756          809,749        2,314,351        1,254,461
                                                -------------    -------------    -------------    -------------
    Total income                                    4,232,750        9,114,491        2,912,856        1,254,461
                                                -------------    -------------    -------------    -------------
EXPENSES
  Investment advisory fees (Note 3)                 3,602,997        6,853,758          718,521           96,445
  Custodian fees                                      113,244          204,698           35,974            5,287
  Administration fees (Note 3)                        217,411          363,904          100,209           21,432
  Fund accounting fees                                 49,196           80,193           34,645           23,307
  Transfer agent fees                                  39,124           70,381           17,285           12,026
  Legal fees                                            4,532           10,552            1,398              282
  Distribution fees (Note 3)                        1,059,705        2,284,586          256,615           21,432
  Audit fees                                           22,260           37,883            7,378            7,419
  Reports to shareholders                              68,116          103,483           22,829            6,030
  Registration expense                                 59,506          136,221           38,623            1,252
  Trustee fees                                         14,178           23,667            4,391            4,390
  Amortization of deferred organization costs           1,586            1,586            1,586            1,586
  Miscellaneous expense                                18,974           36,297            9,662            1,048
                                                -------------    -------------    -------------    -------------
    Total expenses                                  5,270,829       10,207,209        1,249,116          201,936
    Less: fees waived and expenses
    absorbed (Note 3)                                      --               --          (19,754)         (84,019)
                                                -------------    -------------    -------------    -------------
    Net expenses                                    5,270,829       10,207,209        1,229,362          117,917
                                                -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                       (1,038,079)      (1,092,718)       1,683,494        1,136,544
                                                -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments            85,726,484       72,990,860        5,471,283             (566)
Net change in unrealized appreciation
(depreciation) on investments                      75,339,005      183,448,956       12,272,961         (732,319)
                                                -------------    -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                    161,065,489      256,439,816       17,744,244         (732,885)
                                                -------------    -------------    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 $ 160,027,410    $ 255,347,098    $  19,427,738    $     403,659
                                                =============    =============    =============    =============

See Accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS


RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                                   SMALL/MID CAP EQUITY PORTFOLIO            CORE EQUITY PORTFOLIO
                                                 ----------------------------------    ----------------------------------
                                                 For the fiscal     For the fiscal     For the fiscal     For the fiscal
                                                   year ending        year ending        year ending        year ending
                                                    03/31/00           03/31/99           03/31/00           03/31/99
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)                   $    (1,038,079)   $      (203,782)   $    (1,092,718)   $     1,827,996
  Net realized gain (loss) on investments sold        85,726,484        (28,570,141)        72,990,860         31,449,581
  Net change in unrealized appreciation
  (depreciation) on investments                       75,339,005        (79,168,758)       183,448,956         37,171,114
                                                 ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets
    resulting from operations                        160,027,410       (107,942,681)       255,347,098         70,448,691
                                                 ---------------    ---------------    ---------------    ---------------
Distributions to shareholders
  From net investment income                                  --            (42,403)           (95,818)        (2,181,041)
  From net realized gain on investments sold                  --        (19,938,706)       (51,779,011)       (42,700,545)
                                                 ---------------    ---------------    ---------------    ---------------
    Total distributions                                       --        (19,981,109)       (51,874,829)       (44,881,586)
                                                 ---------------    ---------------    ---------------    ---------------
Capital share transactions
  Proceeds from shares sold                          103,535,228        278,151,655        254,130,029        408,690,850
  Net asset value of shares issued on
  reinvestment of distributions                               --         19,640,243         51,272,679         43,346,167
  Cost of shares redeemed                           (225,352,240)      (255,522,649)      (413,414,237)      (265,681,232)
                                                 ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) from
    capital share transactions                      (121,817,012)        42,269,249       (108,011,529)       186,355,785
                                                 ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                 38,210,398        (85,654,541)        95,460,740        211,922,890

NET ASSETS
Beginning of period                                  430,027,550        515,682,091        910,587,446        698,664,556
                                                 ---------------    ---------------    ---------------    ---------------
End of period                                    $   468,237,948    $   430,027,550    $ 1,006,048,186    $   910,587,446
                                                 ===============    ===============    ===============    ===============

CHANGE IN SHARES OUTSTANDING
Shares sold                                            4,421,836         12,280,568          9,152,362         17,068,322
Shares issued on reinvestment of distributions                --            967,976          1,843,015          1,878,898
Shares redeemed                                       (9,868,285)       (12,232,763)       (15,046,220)       (11,335,251)
                                                 ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in shares
  outstanding                                         (5,446,449)         1,015,781         (4,050,843)         7,611,969
                                                 ===============    ===============    ===============    ===============

                                                                                        INTERMEDIATE FIXED
                                                       BALANCED PORTFOLIO                INCOME PORTFOLIO
                                                 ------------------------------    ------------------------------
                                                For the fiscal   For the fiscal   For the fiscal   For the fiscal
                                                  year ending      year ending      year ending      year ending
                                                   03/31/00         03/31/99         03/31/00         03/31/99
                                                 -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)                   $   1,683,494    $   1,510,728    $   1,136,544    $   1,002,694
  Net realized gain (loss) on
  investments sold                                   5,471,283        4,358,246             (566)         422,596
  Net change in unrealized appreciation
  (depreciation) on investments                     12,272,961        2,497,259         (732,319)        (301,373)
                                                 -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
    resulting from operations                       19,427,738        8,366,233          403,659        1,123,917
                                                 -------------    -------------    -------------    -------------
Distributions to shareholders
  From net investment income                        (1,675,733)      (1,518,814)      (1,130,637)      (1,002,770)
  From net realized gain on investments sold        (4,460,597)      (5,222,707)              --         (450,583)
                                                 -------------    -------------    -------------    -------------
    Total distributions                             (6,136,330)      (6,741,521)      (1,130,637)      (1,453,353)
                                                 -------------    -------------    -------------    -------------
Capital share transactions
  Proceeds from shares sold                         38,160,255       36,319,404       13,774,522        8,934,910
  Net asset value of shares issued on
  reinvestment of distributions                      5,993,660        6,517,285        1,117,851        1,450,801
  Cost of shares redeemed                          (25,677,221)     (20,341,670)     (10,734,159)      (9,612,188)
                                                 -------------    -------------    -------------    -------------
    Net increase (decrease) from
    capital share transactions                      18,476,694       22,495,019        4,158,214          773,523
                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS               31,768,102       24,119,731        3,431,236          444,087

NET ASSETS
Beginning of period                                 96,843,879       72,724,148       20,405,152       19,961,065
                                                 -------------    -------------    -------------    -------------
End of period                                    $ 128,611,981    $  96,843,879    $  23,836,388    $  20,405,152
                                                 =============    =============    =============    =============

CHANGE IN SHARES OUTSTANDING
Shares sold                                          2,166,562        2,295,716        1,156,168          705,059
Shares issued on reinvestment of distributions         344,984          412,053           93,467          115,787
Shares redeemed                                     (1,471,182)      (1,241,975)        (900,613)        (758,029)
                                                 -------------    -------------    -------------    -------------
  Net increase (decrease) in shares
  outstanding                                        1,040,364        1,465,794          349,022           62,817
                                                 =============    =============    =============    =============

See Accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with each Portfolio's financial statements, is included in this annual report.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR A SHARE
OUTSTANDING THROUGHOUT THE PERIOD

                                                                   SMALL/MID CAP EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------------
                                           For the fiscal  For the fiscal  For the fiscal  For the fiscal  For the fiscal
                                             year ending     year ending     year ending     year ending     year ending
                                              03/31/00        03/31/99        03/31/98        03/31/97        03/31/96
                                             -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period         $     19.81     $     24.92     $     18.54     $     17.89     $     13.89
Income from investment operations
  Net investment income (loss)                     (0.06)          (0.01)          (0.01)           0.05            0.05
  Net realized and unrealized gain (loss)
  on investments                                    9.05           (4.24)           8.71            2.43            5.17
                                             -----------     -----------     -----------     -----------     -----------
    Total from investment operations                8.99           (4.25)           8.70            2.48            5.22
                                             -----------     -----------     -----------     -----------     -----------
Distributions
  From net investment income                          --           (0.01)          (0.01)          (0.06)          (0.06)
  From net realized gains                             --         (0.85)1           (2.31)          (1.77)          (1.16)
                                             -----------     -----------     -----------     -----------     -----------
    Total distributions                               --           (0.86)          (2.32)          (1.83)          (1.22)
                                             -----------     -----------     -----------     -----------     -----------
Net asset value, end of period               $     28.80     $     19.81     $     24.92     $     18.54     $     17.89
                                             ===========     ===========     ===========     ===========     ===========
Total return                                       45.38%         (17.18%)         48.68%          14.57%          38.38%
                                             ===========     ===========     ===========     ===========     ===========
Net assets at end of period (in 000's)       $   468,238     $   430,028     $   515,682     $   136,341     $    79,495
                                             ===========     ===========     ===========     ===========     ===========
Ratio of expenses to average net assets
  Before fees waived and expenses absorbed          1.25%           1.25%           1.26%           1.33%           1.46%
  After fees waived and expenses absorbed            n/a             n/a             n/a            1.40%           1.48%
                                             ===========     ===========     ===========     ===========     ===========
Ratio of net investment income (loss)
to average net assets, after fees waived
and expenses absorbed                              (0.24%)         (0.04%)         (0.06%)          0.27%           0.66%
                                             ===========     ===========     ===========     ===========     ===========
Portfolio turnover rate                           199.04%         143.70%         107.17%         130.54%         151.37%
                                             ===========     ===========     ===========     ===========     ===========

                                                                          CORE EQUITY PORTFOLIO
                                             -------------------------------------------------------------------------------
                                            For the fiscal    For the fiscal  For the fiscal  For the fiscal  For the fiscal
                                              year ending       year ending     year ending     year ending     year ending
                                               03/31/00          03/31/99        03/31/98        03/31/97        03/31/96
                                             -------------     -------------   -------------   -------------   -------------
Net asset value, beginning of period         $       25.34     $       24.67   $       18.97   $       17.53   $       13.84
Income from investment operations
  Net investment income (loss)                       (0.03)             0.05            0.07            0.13            0.11
  Net realized and unrealized gain
  on investments                                      7.93              1.95            8.86            2.86            5.13
                                             -------------     -------------   -------------   -------------   -------------
    Total from investment operations                  7.90              2.00            8.93            2.99            5.24
                                             -------------     -------------   -------------   -------------   -------------
Distributions
  From net investment income                            --             (0.07)          (0.07)          (0.13)          (0.11)
  From net realized gains                            (1.68)          (1.26)2           (3.16)          (1.42)          (1.44)
                                             -------------     -------------   -------------   -------------   -------------
    Total distributions                              (1.68)            (1.33)          (3.23)          (1.55)          (1.55)
                                             -------------     -------------   -------------   -------------   -------------
Net asset value, end of period               $       31.56     $       25.34   $       24.67   $       18.97   $       17.53
                                             =============     =============   =============   =============   =============
Total return                                         32.06%             8.64%          49.64%          17.88%          38.64%
                                             =============     =============   =============   =============   =============
Net assets at end of period (in 000's)       $   1,006,048     $     910,587   $     698,665   $     260,629   $     107,665
                                             =============     =============   =============   =============   =============
Ratio of expenses to average net assets
  Before fees waived and expenses absorbed            1.11%             1.13%           1.14%           1.18%           1.30%
  After fees waived and expenses absorbed              n/a               n/a             n/a            1.22%           1.29%
                                             =============     =============   =============   =============   =============
Ratio of net investment income (loss)
to average net assets, after fees waived
and expenses absorbed                                (0.12%)            0.23%           0.37%           0.74%           1.07%
                                             =============     =============   =============   =============   =============
Portfolio turnover rate                              82.98%           132.91%         119.88%         146.12%         138.02%
                                             =============     =============   =============   =============   =============

(1) Of this amount, the fund designates $0.17 as a capital gain dividend per IRC Section 852(b)(3).
(2) Of this amount, the fund designates $0.68 as a capital gain dividend per IRC Section 852(b)(3).

See Accompanying Notes to Financial Statements.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                         BALANCED PORTFOLIO
                                             ---------------------------------------------------------------------------
                                           For the fiscal  For the fiscal  For the fiscal  For the fiscal  For the fiscal
                                             year ending     year ending     year ending     year ending     year ending
                                              03/31/00        03/31/99        03/31/98        03/31/97        03/31/96
                                             -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period         $     16.70     $     16.78     $     14.76     $     14.53     $     12.96
Income from investment operations
  Net investment income                             0.28            0.28            0.35            0.37            0.38
  Net realized and unrealized gain
  on investments                                    2.90            0.85            4.46            1.28            2.82
                                             -----------     -----------     -----------     -----------     -----------
    Total from investment operations                3.18            1.13            4.81            1.65            3.20
                                             -----------     -----------     -----------     -----------     -----------
Distributions
  From net investment income                       (0.28)          (0.28)          (0.35)          (0.37)          (0.37)
  From net realized gains                          (0.80)        (0.93)1           (2.44)          (1.05)          (1.26)
                                             -----------     -----------     -----------     -----------     -----------
    Total distributions                            (1.08)          (1.21)          (2.79)          (1.42)          (1.63)
                                             -----------     -----------     -----------     -----------     -----------
Net asset value, end of period               $     18.80     $     16.70     $     16.78     $     14.76     $     14.53
                                             ===========     ===========     ===========     ===========     ===========
Total return                                       19.59%           7.22%          34.57%          11.83%          25.58%
                                             ===========     ===========     ===========     ===========     ===========
Net assets at end of period (in 000's)       $   128,612     $    96,844     $    72,724     $    40,630     $    32,080
                                             ===========     ===========     ===========     ===========     ===========
Ratio of expenses to average net assets
  Before fees waived and expenses absorbed          1.21%           1.22%           1.28%           1.31%           1.50%
  After fees waived and expenses absorbed           1.19%           1.19%           1.19%           1.19%           1.19%
                                             ===========     ===========     ===========     ===========     ===========
Ratio of net investment income
to average net assets, after fees waived
and expenses absorbed                               1.63%           1.78%           2.09%           2.50%           2.76%
                                             ===========     ===========     ===========     ===========     ===========
Portfolio turnover rate                            67.55%         108.28%         102.98%         133.68%         114.85%
                                             ===========     ===========     ===========     ===========     ===========

                                                                 INTERMEDIATE FIXED INCOME PORTFOLIO
                                              --------------------------------------------------------------------------
                                            For the fiscal  For the fiscal  For the fiscal  For the fiscal  For the fiscal
                                             year ending     year ending     year ending     year ending     year ending
                                               03/31/00        03/31/99        03/31/98        03/31/97        03/31/96
                                              ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period          $    12.24      $    12.45      $    12.08      $    12.33      $    12.00
Income from investment operations
  Net investment income                             0.63            0.68            0.71            0.65            0.70
  Net realized and unrealized gain (loss)
  on investments                                   (0.41)           0.11            0.37           (0.25)           0.34
                                              ----------      ----------      ----------      ----------      ----------
    Total from investment operations                0.22            0.79            1.08            0.40            1.04
                                              ----------      ----------      ----------      ----------      ----------
Distributions
  From net investment income                       (0.63)          (0.68)          (0.71)          (0.64)          (0.70)
  From net realized gains                             --         (0.32)2              --           (0.01)          (0.01)
                                              ----------      ----------      ----------      ----------      ----------
    Total distributions                            (0.63)          (1.00)          (0.71)          (0.65)          (0.71)
                                              ----------      ----------      ----------      ----------      ----------
Net asset value, end of period                $    11.83      $    12.24      $    12.45      $    12.08      $    12.33
                                              ==========      ==========      ==========      ==========      ==========
Total return                                        1.90%           6.49%           9.11%           3.35%           8.85%
                                              ==========      ==========      ==========      ==========      ==========
Net assets at end of period (in 000's)        $   23,836      $   20,405      $   19,961      $   19,303      $    9,740
                                              ==========      ==========      ==========      ==========      ==========
Ratio of expenses to average net assets
  Before fees waived and expenses absorbed          0.94%           1.04%           1.19%           1.53%           2.17%
  After fees waived and expenses absorbed           0.55%           0.55%           0.55%           0.95%           0.95%
                                              ==========      ==========      ==========      ==========      ==========
Ratio of net investment income
to average net assets, after fees waived
and expenses absorbed                               5.31%           5.39%           5.73%           5.42%           5.69%
                                              ==========      ==========      ==========      ==========      ==========
Portfolio turnover rate                             8.18%          54.59%          15.99%           8.37%          15.49%
                                              ==========      ==========      ==========      ==========      ==========

(1) Of this amount, the fund designates $0.45 as a capital gain dividend per IRC Section 852(b)(3).
(2) Of this amount, the fund designates $0.24 as a capital gain dividend per IRC Section 852(b)(3).

See Accompanying Notes to Financial Statements.

                          NOTES TO FINANCIAL STATEMENTS


RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 2000

NOTE 1. ORGANIZATION

     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of four separate series of portfolios: Small /Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     A) SECURITY VALUATION: The Funds invest in a range of securities, generally including equities and U.S. Government securities. Equity securities are valued at the last sale price (for exchange-listed securites) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining tomaturity are valued on an amortized cost basis.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the year ending March 31, 2000.

     B) SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are recorded ontrade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported onthe basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

     C) FEDERAL INCOME TAXES: The Funds intend tocomply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year inwhich the income and realized gains (losses) are recorded by the Funds.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made between the paid-in capital, undistributed net investment income and undistributed net realized gain (loss) on investment accounts.

     As of March 31, 2000, t he Intermediate Fixed Income Portfolio has a capital loss carryforward of $566 expiring on March 31, 2008.

     D) DEFERRED ORGANIZATION COSTS: Organiza- tion costs of $22,375 have been capitalized for each Fund as of April 8, 1994, and are being amortized over a period of 60 months beginning on the date the Funds' registration became effective. Rainier Investment Management, Inc.(R) (the "Investment Advisor") has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Funds' organization costs, the proceeds will be reduced for the unamortized balances of such costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption. As of March 31, 2000, the organization costs for each Fund have been fully amortized.

     E) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     A) INVESTMENT MANAGEMENT AGREEMENT: The Trust, on behalf of the Funds, has entered into aninvestment management agreement with the Investment Advisor. Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio        0.85%
Core Equity Portfolio                 0.75%
Balanced Portfolio                    0.70%
Intermediate Fixed Income Portfolio   0.50%

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

     Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio        1.48%
Core Equity Portfolio                 1.29%
Balanced Portfolio                    1.19%
Intermediate Fixed Income Portfolio   0.55%

     These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges.

     This contract has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

     B) DISTRIBUTION PLAN: The Trust, on behalf of the Funds, has approved a Distribution Plan (the"Plan") inaccordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% ofeach Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or inanticipation of, expenses incurred for distribution-related activities.

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

     C) ADMINISTRATIVE SERVICES AGREEMENT: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets
0.05% of next $100 million of average daily net assets
0.03% of average net assets over $200 million.

     Effective April 1, 1998, the Intermediate Fixed Income Portfolio is not subject to the $40,000 annual minimum.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     The  aggregate   security   purchases  and  sales,  other  than  short-term
obligations and U.S. Government securities, for the year ending March 31, 2000 were as follows:

FUND                                                  PURCHASES        SALES
----                                                 ------------   ------------
Small/Mid Cap Equity                                 $829,899,787   $955,773,895
Core Equity                                           741,775,659    914,421,100
Balanced                                               67,012,094     64,685,772
Intermediate Fixed Income                               1,491,739      1,490,299

     The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $752,031 and $1,456,141, and sold $400,000 and $0, respectively, of U.S.
Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio and Core Equity Portfolio.

     The aggregate unrealized appreciation and depreciation of portfolio securities at March 31, 2000, based on costs for federal income tax purposes, were as follows:

                               GROSS              GROSS               NET
                             UNREALIZED         UNREALIZED         UNREALIZED
FUND                        APPRECIATION       DEPRECIATION       APPR./(DEPR.)
----                        -------------      -------------      -------------
Small/Mid Cap Equity        $  68,512,990       $ 4,018,477       $  64,994,513

Core Equity                   328,688,993         1,344,550         327,344,443

Balanced                       23,967,283         1,210,830          22,756,453

Intermediate Fixed Income               0           627,878            (627,878)

NOTE 5. RELATED PARTY TRANSACTIONS

     Certain officers and Trustees of the Funds arealso officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $6,000 per year plus $1,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds.

     On December 10, 1998the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan.If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value which would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rainier Investment Management Mutual Funds (comprised of the Small/Mid Cap Equity, Core Equity, Balanced and Intermediate Fixed Income Portfolios) as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Rainier Investment Management Mutual Funds as of March 31, 2000, the results of their operations, thechanges in their net assets, and their financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Seattle, Washington
May 5, 2000

                      DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISOR
Rainier Investment Management, Inc.,(R)601 Union Street, Suite 2801, Seattle, WA 98101

DISTRIBUTOR
First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018

ADMINISTRATOR
Investment Company Administration,LLC,2020 E. Financial Way, Suite 100, Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202

INDEPENDENT AUDITORS
KPMG LLP, 3100 Two Union Square, 601 Union Street, Seattle, WA 98101

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP,345 California Street, San Francisco, CA 94104

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                               INDEX DESCRIPTIONS

The Standard & Poor's 500 Stock Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(TM) Index, the Russell 2500(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.4 to $407.2 billion, $1.4 billion to $11.2 billion, $178.2 million to $3.8 billion, and $178.2 million to $1.3 billion, respectively, as of May 31, 1999.

The Lehman Brothers Government/Corporate Intermediate Bond Index ("Lehman Intermediate Bond Index") is an unmanaged index composed of all bonds covered by the Lehman Brothers Government/Corporate Index with maturities between one and
9.99 years.

The Consumer Price Index ("CPI") is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 50% Standard & Poor's 500 Stock Index, 40% Lehman Brothers Government/Corporate Intermediate Bond Index, 10% 91-Day U.S. Treasury Bill Index.

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